VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—3.4%
U.S. Treasury Bonds
2.875%, 5/15/49	$ 675	$ 767
1.250%, 5/15/50	3,265	2,604
1.875%, 11/15/51	930	868
Total U.S. Government Securities (Identified Cost $4,655)		4,239

Municipal Bonds—1.4%
California—0.7%
State of California, Build America Bond Taxable 7.500%, 4/1/34	570	832
Illinois—0.7%
State of Illinois, Build America Bond Taxable 6.900%, 3/1/35	700	887
Total Municipal Bonds (Identified Cost $1,448)		1,719

Foreign Government Securities—22.2%
Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(1)(2)	1,380	76
China Government International Bond RegS 3.250%, 10/19/23(2)	525	539
Dominican Republic
144A 6.000%, 7/19/28(3)	420	433
144A 4.500%, 1/30/30(3)	460	425
144A 6.850%, 1/27/45(3)	1,080	1,057
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(2)	1,265	1,354
Federative Republic of Brazil
3.875%, 6/12/30	380	355
	Par Value	Value

Foreign Government Securities—continued
4.750%, 1/14/50	$ 365	$ 305
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	1,285	1,290
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	590	585
Kingdom of Saudi Arabia 144A 4.500%, 10/26/46(3)	780	843
Mongolia Government International Bond 144A 3.500%, 7/7/27(3)	775	713
Oman Government International Bond 144A 7.375%, 10/28/32(3)	1,570	1,746
Republic of Angola 144A 8.250%, 5/9/28(3)	705	701
Republic of Argentina 2.500%, 7/9/41(4)	2,080	707
Republic of Colombia
3.125%, 4/15/31	200	169
4.125%, 5/15/51	270	203
Republic of Ecuador
144A 0.000%, 7/31/30(3)	54	32
144A 5.000%, 7/31/30(3)(4)	378	331
144A 1.000%, 7/31/35(3)(4)	1,089	768
Republic of Egypt
144A 7.600%, 3/1/29(3)	845	757
144A 7.300%, 9/30/33(3)	285	233
144A 8.500%, 1/31/47(3)	715	553
144A 8.875%, 5/29/50(3)	550	432
Republic of Ghana
144A 7.625%, 5/16/29(3)	200	135
144A 8.125%, 3/26/32(3)	665	444
Republic of Guatemala 144A 3.700%, 10/7/33(3)	830	752
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Republic of Indonesia
2.850%, 2/14/30	$ 1,540	$ 1,525
144A 4.350%, 1/8/27(3)	525	560
Republic of Ivory Coast 144A 6.125%, 6/15/33(3)	435	417
Republic of Kenya 144A 8.000%, 5/22/32(3)	510	481
Republic of Nigeria
144A 6.500%, 11/28/27(3)	275	261
144A 7.875%, 2/16/32(3)	450	413
144A 7.375%, 9/28/33(3)	280	248
Republic of Pakistan
144A 8.250%, 9/30/25(3)	350	353
144A 6.875%, 12/5/27(3)	630	586
Republic of Panama
3.298%, 1/19/33	415	397
3.870%, 7/23/60	850	732
Republic of Philippines 3.700%, 3/1/41	565	538
Republic of South Africa
4.300%, 10/12/28	325	312
5.650%, 9/27/47	360	309
Republic of Turkey 4.875%, 4/16/43	935	647
Saudi Government International Bond 144A 3.625%, 3/4/28(3)	900	949
State of Israel 2.750%, 7/3/30	480	487
State of Qatar
144A 3.750%, 4/16/30(3)	450	486
144A 4.400%, 4/16/50(3)	365	421
	Par Value	Value

Foreign Government Securities—continued
United Mexican States
2.659%, 5/24/31	$ 310	$ 285
4.500%, 1/31/50	1,430	1,352
Total Foreign Government Securities (Identified Cost $31,591)		27,697

Mortgage-Backed Securities—9.1%
Non-Agency—9.1%
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(3)	475	455
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(3)	770	790
Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(3)(4)	147	145
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	540	539
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(4)	130	129
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	385	386
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	515	497
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	350	338
CIM Trust 2021-NR4, A1 144A 2.816%, 10/25/61(3)(4)	215	210
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
CoreVest American Finance Trust 2018-2, A 144A 4.026%, 11/15/52(3)	$ 177	$ 180
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(3)(4)	570	556
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	62	62
2021-2, A3 144A 1.291%, 6/25/66(3)(4)	412	400
FirstKey Homes Trust 2020-SFR2, B 144A 1.567%, 10/19/37(3)	475	453
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.858%, 10/25/29(3)(4)	163	160
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	116	115
2016-SH2, M2 144A 3.731%, 12/25/45(3)(4)	290	289
MetLife Securitization Trust 2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	190	193
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	220	221
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	201	207
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	556	584
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	86	87
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(3)(4)	150	148
	Par Value	Value

Non-Agency—continued
Preston Ridge Partners Mortgage LLC
2021-2, A1 144A 2.115%, 3/25/26(3)(4)	$ 457	$ 448
2021-9, A1 144A 2.363%, 10/25/26(3)(4)	255	248
Progress Residential Trust 2021-SFR6, C 144A 1.855%, 7/17/38(3)	190	178
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	96	96
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(3)(4)	470	457
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(3)(4)	70	68
Towd Point Mortgage Trust
2016-4, B1 144A 3.817%, 7/25/56(3)(4)	260	267
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	215	220
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	265	270
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	150	144
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(3)(4)	500	489
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.824%, 5/10/45(3)(4)	415	389
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	337	330
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(4)	243	236
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(4)	$ 315	$ 309
Total Mortgage-Backed Securities (Identified Cost $11,501)		11,293

Asset-Backed Securities—11.5%
Automobiles—5.7%
ACC Trust
2019-1, B 144A 4.470%, 10/20/22(3)	12	12
2022-1, C 144A 3.240%, 10/20/25(3)	545	538
Avid Automobile Receivables Trust 2019-1, D 144A 4.030%, 7/15/26(3)	390	395
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(3)	480	464
Exeter Automobile Receivables Trust 2018-4A, D 144A 4.350%, 9/16/24(3)	390	397
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(3)	170	171
First Investors Auto Owner Trust 2018-1A, D 144A 4.110%, 6/17/24(3)	332	334
GLS Auto Receivables Issuer Trust
2019-4A, C 144A 3.060%, 8/15/25(3)	495	500
2020-3A, D 144A 2.270%, 5/15/26(3)	480	481
2020-3A, E 144A 4.310%, 7/15/27(3)	550	562
	Par Value	Value

Automobiles—continued
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(3)	$ 665	$ 674
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(3)	470	460
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(3)	520	521
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)	525	528
USASF Receivables LLC 2020-1A, B 144A 3.220%, 5/15/24(3)	580	582
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(3)	474	474
		7,093

Credit Card—0.9%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	480	465
Mission Lane Credit Card Master Trust 2021-A, A 144A 1.590%, 9/15/26(3)	605	596
		1,061

Other—4.9%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	146	147
2020-AA, D 144A 7.150%, 7/17/46(3)	400	408
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	473	466
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(3)	$ 138	$ 137
2020-1A, A 144A 2.981%, 11/15/35(3)	231	231
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	98	98
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(3)	480	472
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	350	360
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(3)	480	459
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	480	476
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(3)	415	416
Oasis LLC 2020-2A, A 144A 4.262%, 5/15/32(3)	110	110
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(3)	25	25
Oportun Funding XIV LLC 2021-A, B 144A 1.760%, 3/8/28(3)	580	574
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(3)	522	530
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	313	316
	Par Value	Value

Other—continued
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(3)	$ 322	$ 309
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(3)	585	585
		6,119

Total Asset-Backed Securities (Identified Cost $14,274)		14,273

Corporate Bonds and Notes—67.8%
Communication Services—4.3%
Altice France Holding S.A. 144A 6.000%, 2/15/28(3)	200	177
Altice France S.A.
144A 5.125%, 7/15/29(3)	285	258
144A 5.500%, 10/15/29(3)	200	183
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	725	688
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(3)	5	5
CommScope, Inc.
144A 7.125%, 7/1/28(3)	275	259
144A 4.750%, 9/1/29(3)	95	89
CT Trust 144A 5.125%, 2/3/32(3)	550	551
Directv Financing LLC 144A 5.875%, 8/15/27(3)	90	90
DISH DBS Corp. 7.750%, 7/1/26	175	177
Frontier Communications Holdings LLC 144A 6.750%, 5/1/29(3)	395	384
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Grupo Televisa SAB 4.625%, 1/30/26	$ 525	$ 554
iHeartCommunications, Inc. 8.375%, 5/1/27	278	290
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(3)	390	342
McGraw-Hill Education, Inc. 144A 8.000%, 8/1/29(3)	335	307
Millennium Escrow Corp. 144A 6.625%, 8/1/26(3)	265	256
Northwest Fiber LLC
144A 4.750%, 4/30/27(3)	65	60
144A 6.000%, 2/15/28(3)	35	31
144A 10.750%, 6/1/28(3)	180	190
Telesat Canada 144A 6.500%, 10/15/27(3)	190	95
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(3)	400	379
		5,365

Consumer Discretionary—5.1%
At Home Group, Inc.
144A 4.875%, 7/15/28(3)	45	42
144A 7.125%, 7/15/29(3)	325	288
Brunswick Corp. 2.400%, 8/18/31	261	239
Carnival Corp. 144A 7.625%, 3/1/26(3)	435	447
Carriage Services, Inc. 144A 4.250%, 5/15/29(3)	225	212
	Par Value	Value

Consumer Discretionary—continued
Clarios Global LP 144A 8.500%, 5/15/27(3)	$ 260	$ 271
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(3)	275	289
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	270	260
Dornoch Debt Merger Sub, Inc. 144A 6.625%, 10/15/29(3)	180	167
Fertitta Entertainment LLC 144A 4.625%, 1/15/29(3)	185	177
Ford Motor Co. 3.250%, 2/12/32	125	118
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(3)	335	328
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(3)	195	196
Lindblad Expeditions LLC 144A 6.750%, 2/15/27(3)	180	181
M/I Homes, Inc. 4.950%, 2/1/28	385	376
Mclaren Finance plc 144A 7.500%, 8/1/26(3)	420	418
Metis Merger Sub LLC 144A 6.500%, 5/15/29(3)	160	149
MGM Growth Properties Operating Partnership LP 144A 4.625%, 6/15/25(3)	70	72
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(3)	285	288
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(3)	$ 410	$ 422
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(3)	305	277
Royal Caribbean Cruises Ltd.
144A 4.250%, 7/1/26(3)	15	14
144A 5.500%, 8/31/26(3)	130	129
144A 5.375%, 7/15/27(3)	5	5
144A 5.500%, 4/1/28(3)	25	24
Scientific Games Holdings LP 144A 6.625%, 3/1/30(3)	30	30
Scientific Games International, Inc. 144A 8.250%, 3/15/26(3)	135	141
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(3)	275	268
Tenneco, Inc. 144A 5.125%, 4/15/29(3)	260	261
Weekley Homes LLC 144A 4.875%, 9/15/28(3)	270	257
		6,346

Consumer Staples—0.8%
Central American Bottling Corp. 144A 5.250%, 4/27/29(3)	295	299
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(3)	365	356
Vector Group Ltd. 144A 5.750%, 2/1/29(3)	295	272
		927

	Par Value	Value

Energy—18.9%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	$ 490	$ 490
Antero Midstream Partners LP 144A 5.750%, 1/15/28(3)	375	381
Antero Resources Corp.
144A 8.375%, 7/15/26(3)	101	111
144A 7.625%, 2/1/29(3)	89	96
144A 5.375%, 3/1/30(3)	110	112
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(3)	275	282
BP Capital Markets plc 4.875% (5)	375	372
Callon Petroleum Co.
6.125%, 10/1/24	218	217
144A 8.000%, 8/1/28(3)	15	16
Calumet Specialty Products Partners LP 144A 8.125%, 1/15/27(3)	285	283
Citgo Petroleum Corp. 144A 7.000%, 6/15/25(3)	95	95
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(3)	255	274
CrownRock LP 144A 5.625%, 10/15/25(3)	530	536
CSI Compressco LP 144A 7.500%, 4/1/25(3)	335	331
Ecopetrol S.A. 4.625%, 11/2/31	750	672
Energy Transfer LP Series H 6.500% (5)	375	371
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)	1,145	1,274
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Hilcorp Energy I LP
144A 5.750%, 2/1/29(3)	$ 305	$ 306
144A 6.000%, 2/1/31(3)	215	218
International Petroleum Corp. RegS, 144A 7.250%, 2/1/27(2)(3)	200	199
KazMunayGas National Co., JSC
144A 4.750%, 4/19/27(3)	315	324
144A 5.750%, 4/19/47(3)	640	667
Kinder Morgan, Inc. 7.750%, 1/15/32	380	503
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(3)	390	377
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(3)	290	297
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(3)(6)	135	2
Nabors Industries Ltd. 144A 7.250%, 1/15/26(3)	210	205
Nabors Industries, Inc. 144A 7.375%, 5/15/27(3)	65	67
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(3)	275	276
Occidental Petroleum Corp.
5.500%, 12/1/25	10	11
6.625%, 9/1/30	195	227
6.125%, 1/1/31	430	489
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(5)(6)	154	—(7)
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	210	213
Pertamina Persero PT
144A 2.300%, 2/9/31(3)	1,075	961
	Par Value	Value

Energy—continued
RegS 6.450%, 5/30/44(2)	$ 815	$ 958
Petrobras Global Finance B.V. 6.900%, 3/19/49	580	579
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	1,820	68
Petroleos Mexicanos
6.500%, 3/13/27	1,730	1,777
5.950%, 1/28/31	825	772
6.500%, 6/2/41	350	295
7.690%, 1/23/50	595	534
6.375%, 1/23/45	1,700	1,382
6.350%, 2/12/48	520	416
Petronas Capital Ltd. 144A 3.500%, 4/21/30(3)	555	568
Plains All American Pipeline LP 3.800%, 9/15/30	460	462
Reliance Industries Ltd. 144A 2.875%, 1/12/32(3)	760	711
Rockcliff Energy II LLC 144A 5.500%, 10/15/29(3)	10	10
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(3)	950	883
Southwestern Energy Co. 5.375%, 2/1/29	240	247
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(2)	625	726
Transocean, Inc. 144A 11.500%, 1/30/27(3)	9	9
Transportadora de Gas del Peru S.A. 144A 4.250%, 4/30/28(3)	1,350	1,387
USA Compression Partners LP 6.875%, 4/1/26	220	221
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(3)	$ 260	$ 257
		23,517

Financials—15.7%
Acrisure LLC 144A 7.000%, 11/15/25(3)	620	618
Allstate Corp. (The) Series B 5.750%, 8/15/53	606	610
Ally Financial, Inc. Series B 4.700% (5)	524	500
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	755	799
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	560	562
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(3)	990	1,017
Banco do Brasil S.A. 144A 3.250%, 9/30/26(3)	200	192
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)	1,085	1,118
Banco Mercantil del Norte S.A. 144A 6.625% (3)(5)	780	717
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(3)	510	537
Banco Santander Chile 144A 3.875%, 9/20/22(3)	900	910
Bancolombia S.A. 4.625%, 12/18/29	300	287
Bank of America Corp. 2.482%, 9/21/36	395	359
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(3)	700	675
	Par Value	Value

Financials—continued
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(3)	$ 200	$ 186
Brighthouse Financial, Inc. 5.625%, 5/15/30	452	516
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(3)	340	316
Charles Schwab Corp. (The) Series H 4.000% (5)	490	454
Citadel LP 144A 4.875%, 1/15/27(3)	415	429
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(3)	180	165
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(3)	143	142
Doric Nimrod Air Finance Alpha Pass-Through Trust 2012-1, A 144A 5.125%, 11/30/22(3)	144	144
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	585	577
Icahn Enterprises LP 6.250%, 5/15/26	480	484
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(3)	730	689
Itau Unibanco Holding S.A. 144A 3.875%, 4/15/31(3)	520	487
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	390	373
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.294%, 4/20/67(4)	390	304
MDGH-GMTN RSC Ltd. 144A 4.500%, 11/7/28(3)	750	829
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
MetLife, Inc. Series G 3.850% (5)	$ 220	$ 218
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(3)	400	390
Mizuho Financial Group, Inc. 2.721%, 7/16/23	1,000	1,004
Navient Corp. 5.500%, 3/15/29	35	33
OneMain Finance Corp. 7.125%, 3/15/26	290	314
OWL Rock Core Income Corp. 144A 4.700%, 2/8/27(3)	365	361
Prospect Capital Corp. 3.706%, 1/22/26	475	469
Santander Holdings USA, Inc. 4.400%, 7/13/27	660	695
Synovus Financial Corp. 5.900%, 2/7/29	350	367
Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)	72	43
Wells Fargo & Co. Series BB 3.900% (5)	730	703
		19,593

Health Care—3.3%
Akumin, Inc. 144A 7.000%, 11/1/25(3)	250	218
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(3)	155	160
144A 8.500%, 1/31/27(3)	165	167
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(3)	30	30
	Par Value	Value

Health Care—continued
144A 7.000%, 1/15/28(3)	$ 175	$ 160
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	100	101
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(3)	400	400
Community Health Systems, Inc. 144A 6.125%, 4/1/30(3)	275	256
DaVita, Inc. 144A 4.625%, 6/1/30(3)	280	268
Encompass Health Corp. 4.500%, 2/1/28	270	263
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(3)	160	150
Lannett Co., Inc. 144A 7.750%, 4/15/26(3)	80	42
Mozart Debt Merger Sub, Inc.
144A 3.875%, 4/1/29(3)	60	57
144A 5.250%, 10/1/29(3)	15	14
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(3)	111	115
144A 7.250%, 2/1/28(3)	67	70
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(3)	35	36
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(3)	175	174
144A 10.000%, 4/15/27(3)	230	242
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)	230	209
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	$ 455	$ 415
5.125%, 5/9/29	300	287
Universal Health Services, Inc. 144A 2.650%, 1/15/32(3)	315	293
		4,127

Industrials—5.6%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	910	937
American Airlines Group, Inc. 144A 5.000%, 6/1/22(3)	195	196
American Airlines, Inc. 144A 11.750%, 7/15/25(3)	505	613
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	536	552
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(3)(8)	300	279
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(3)	190	185
Boeing Co. (The)
3.750%, 2/1/50	315	293
5.930%, 5/1/60	160	190
Bombardier, Inc. 144A 6.000%, 2/15/28(3)	130	124
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(3)	400	391
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(3)	305	293
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)	481	458
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(3)	300	270
	Par Value	Value

Industrials—continued
Deluxe Corp. 144A 8.000%, 6/1/29(3)	$ 140	$ 144
OT Merger Corp. 144A 7.875%, 10/15/29(3)	90	80
Promontoria Holding 264 B.V. 144A 7.875%, 3/1/27(3)	275	270
Seaspan Corp. 144A 5.500%, 8/1/29(3)	30	29
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(3)	405	384
Standard Industries, Inc. 144A 4.375%, 7/15/30(3)	295	279
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000	994
		6,961

Information Technology—3.1%
Broadcom, Inc.
4.150%, 11/15/30	446	468
144A 3.187%, 11/15/36(3)	24	22
CDW LLC 3.569%, 12/1/31	338	328
Citrix Systems, Inc. 3.300%, 3/1/30	730	725
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(3)	35	35
144A 6.500%, 10/15/28(3)	55	56
Dell International LLC 8.100%, 7/15/36	138	191
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(3)	200	197
Kyndryl Holdings, Inc. 144A 3.150%, 10/15/31(3)	370	335
MicroStrategy, Inc. 144A 6.125%, 6/15/28(3)	280	269
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Minerva Merger Sub, Inc. 144A 6.500%, 2/15/30(3)	$ 55	$ 53
Oracle Corp. 3.850%, 4/1/60	185	160
Plantronics, Inc. 144A 4.750%, 3/1/29(3)	290	257
Rocket Software, Inc. 144A 6.500%, 2/15/29(3)	285	264
SK Hynix, Inc. 144A 2.375%, 1/19/31(3)	585	536
		3,896

Materials—5.7%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(3)(8)	315	302
Chemours Co. (The) 144A 5.750%, 11/15/28(3)	225	221
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	315	332
Eldorado Gold Corp. 144A 6.250%, 9/1/29(3)	325	328
Freeport-McMoRan, Inc. 5.450%, 3/15/43	300	345
Glatfelter Corp. 144A 4.750%, 11/15/29(3)	185	176
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	1,035	1,018
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(3)	425	439
Nufarm Australia Ltd. 144A 5.000%, 1/27/30(3)	155	153
OCP S.A.
144A 5.625%, 4/25/24(3)	1,500	1,545
144A 3.750%, 6/23/31(3)	200	176
Suzano Austria GmbH 2.500%, 9/15/28	285	260
	Par Value	Value

Materials—continued
Taseko Mines Ltd. 144A 7.000%, 2/15/26(3)	$ 420	$ 420
Teck Resources Ltd. 6.125%, 10/1/35	550	672
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(3)	200	205
144A 6.625%, 11/1/25(3)	345	341
WR Grace Holdings LLC 144A 5.625%, 8/15/29(3)	130	124
		7,057

Real Estate—2.8%
EPR Properties
4.750%, 12/15/26	260	269
3.600%, 11/15/31	95	90
GLP Capital LP
5.750%, 6/1/28	96	106
5.300%, 1/15/29	137	149
3.250%, 1/15/32	47	44
Iron Mountain, Inc. 144A 5.250%, 7/15/30(3)	480	476
Kite Realty Group Trust 4.750%, 9/15/30	495	533
Office Properties Income Trust 4.500%, 2/1/25	690	707
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(3)	285	271
Service Properties Trust 4.500%, 3/15/25	745	698
Uniti Group LP 144A 7.875%, 2/15/25(3)	180	188
		3,531

Utilities—2.5%
CMS Energy Corp. 4.750%, 6/1/50	460	462
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	940	923
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Utilities—continued
Ferrellgas LP
144A 5.375%, 4/1/26(3)	$ 95	$ 89
144A 5.875%, 4/1/29(3)	95	87
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	950	973
Southern Co. (The) Series 21-A 3.750%, 9/15/51	405	377
Vistra Corp. 144A 8.000%, 10/15/26(3)	180	185
		3,096

Total Corporate Bonds and Notes (Identified Cost $86,908)		84,416

Leveraged Loans—19.0%
Aerospace—1.0%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(4)	50	50
Amentum Government Services Holdings LLC Tranche B (3 month Term SOFR + 4.000%) 4.500%, 2/7/29(4)	130	129
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(4)	45	46
Brown Group Holding LLC (3 month LIBOR + 2.500%) 3.000%, 6/7/28(4)	341	337
KKR Apple Bidco LLC
(1 month LIBOR + 3.000%) 3.500%, 9/22/28(4)	220	218
Second Lien (1 month LIBOR + 5.750%) 6.250%, 9/21/29(4)	10	10
	Par Value	Value

Aerospace—continued
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	$ 340	$ 354
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28(4)	149	148
		1,292

Chemicals—0.9%
Bakelite UK Intermediate Ltd. (3 month LIBOR + 4.000%) 0.000%, 2/2/29(4)(9)	155	154
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/29/27(4)	189	182
Diamond BC B.V. Tranche B (1 month LIBOR + 3.000%) 3.500%, 9/29/28(4)	470	463
Herens Holdco S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 0.000%, 7/3/28(4)(9)	105	104
Innophos Holdings, Inc. (1 month LIBOR + 3.750%) 3.959%, 2/5/27(4)	250	249
		1,152

Consumer Non-Durables—0.7%
DS Parent, Inc. Tranche B (3 month LIBOR + 5.750%) 6.500%, 12/11/28(4)	185	179
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.209%, 6/30/24(4)	427	422
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Consumer Non-Durables—continued
ZEP, Inc. First Lien (12 month LIBOR + 4.000%) 5.000%, 8/12/24(4)	$ 227	$ 219
		820

Energy—1.1%
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 7.250%, 3/28/24(4)	297	295
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.500%) 5.500%, 6/17/27(4)	193	191
Medallion Midland Acquisition LP (1 month LIBOR + 3.750%) 4.500%, 10/18/28(4)	194	191
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 3.750%, 10/5/28(4)	245	243
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 5.250%, 9/27/24(4)	423	422
		1,342

Financial—0.6%
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.459%, 1/31/28(4)	170	168
Tranche B-4 (1 month LIBOR + 5.250%) 5.459%, 1/20/29(4)	115	113
	Par Value	Value

Financial—continued
Tranche B-9 (1 month LIBOR + 3.250%) 3.459%, 7/31/27(4)	$ 318	$ 312
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.209%, 6/15/25(4)	189	186
		779

Food / Tobacco—0.7%
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.896%, 5/23/25(4)	214	208
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 4.250%, 9/23/27(4)	312	301
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.000%, 3/31/28(4)	304	296
		805

Forest Prod / Containers—0.6%
Anchor Glass Container Corp. 2017 (3 month LIBOR + 2.750%) 3.750%, 12/7/23(4)	84	72
Klockner Pentaplast of America, Inc. Tranche B (6 month LIBOR + 4.750%) 5.554%, 2/12/26(4)	372	348
TricorBraun, Inc. (2 month LIBOR + 3.250%) 3.750%, 3/3/28(4)	320	314
		734

See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—1.5%
Carnival Corp.
2021, Tranche B (3 month LIBOR + 3.250%) 4.000%, 10/18/28(4)	$ 130	$ 128
Tranche B (3 month LIBOR + 3.000%) 3.750%, 6/30/25(4)	74	73
ECL Entertainment LLC Tranche B (3 month LIBOR + 7.500%) 8.250%, 5/1/28(4)	55	56
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 4.500%, 1/27/29(4)	145	144
Landry’s Finance Acquisition Co. 2020 (1 month LIBOR + 12.000%) 13.000%, 10/4/23(4)	30	32
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(4)	577	564
Pug LLC
Tranche B (1 month LIBOR + 3.500%) 3.709%, 2/12/27(4)	402	394
Tranche B-2 (1 month LIBOR + 4.250%) 4.750%, 2/12/27(4)	54	53
Scientific Games Holdings LP Tranche B-2 (3 month LIBOR + 3.500%) 0.000%, 2/4/29(4)(9)	40	40
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(4)	399	394
		1,878

	Par Value	Value

Health Care—3.2%
Bausch Health Cos., Inc. Tranche B (3 month LIBOR + 5.250%) 0.000%, 1/27/27(4)(9)	$ 135	$ 133
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.959%, 10/10/25(4)	185	134
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27(4)	386	384
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 4.750%, 8/19/28(4)	114	113
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.959%, 11/16/25(4)	406	402
LSCS Holdings, Inc. (3 month LIBOR + 4.500%) 5.000%, 11/23/28(4)	275	273
Medline Borrower LP (1 month LIBOR + 3.250%) 3.750%, 10/23/28(4)	65	64
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.250%, 4/22/27(4)	413	410
PetVet Care Centers LLC 2021, First Lien (1 month LIBOR + 3.500%) 4.250%, 2/14/25(4)	103	103
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 3.459%, 3/5/26(4)	324	319
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Tranche B-3 (1 month LIBOR + 3.500%) 3.662%, 3/5/26(4)	$ 451	$ 446
Pluto Acquisition I, Inc. 2021, First Lien (1 month LIBOR + 4.000%) 4.209%, 6/22/26(4)	159	157
Southern Veterinary Partners LLC First Lien (3 month LIBOR + 4.000%) 0.000%, 10/5/27(4)(9)	115	114
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 4.500%, 10/1/26(4)	144	143
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.500%, 8/31/26(4)	159	157
Upstream Newco, Inc. 2021 (1 month LIBOR + 4.250%) 4.459%, 11/20/26(4)	190	189
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.959%, 7/2/25(4)	528	497
		4,038

Housing—0.1%
Chariot Buyer LLC (1 month LIBOR + 3.500%) 4.000%, 11/3/28(4)	180	178
Information Technology—2.1%
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 6.250%, 9/19/25(4)	247	247
	Par Value	Value

Information Technology—continued
BMC Software
2021 (3 month LIBOR + 3.750%) 3.974%, 10/2/25(4)	$ 279	$ 275
Second Lien (3 month LIBOR + 5.500%) 6.000%, 2/27/26(4)	75	75
ConnectWise LLC (3 month LIBOR + 3.500%) 4.000%, 9/29/28(4)	225	223
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.000%, 7/30/27(4)	267	265
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.000%, 3/10/28(4)	283	280
Quest Software US Holdings, Inc. (3 month Term SOFR + 4.250%) 4.750%, 1/17/29(4)	205	202
RealPage, Inc. First Lien (1 month LIBOR + 3.250%) 3.750%, 4/24/28(4)	349	345
Sophia LP Tranche B (3 month LIBOR + 3.500%) 3.724%, 10/7/27(4)	267	264
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 5.750%, 5/3/27(4)	10	10
2021-2, First Lien (3 month LIBOR + 3.250%) 3.750%, 5/4/26(4)	386	383
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Veritas U.S., Inc. 2021, Tranche B (3 month LIBOR + 5.000%) 6.000%, 9/1/25(4)	$ 80	$ 78
		2,647

Manufacturing—0.5%
Backyard Acquireco, Inc. (3 month LIBOR + 3.750%) 4.500%, 11/2/27(4)	257	255
Filtration Group Corp. 2021 (1 month LIBOR + 3.500%) 4.000%, 10/21/28(4)	374	371
Safe Fleet Holdings LLC 2022 (3 month LIBOR + 3.750%) 0.000%, 2/17/29(4)(9)	40	39
		665

Media / Telecom - Cable/Wireless Video—0.1%
Directv Financing LLC (3 month LIBOR + 5.000%) 5.750%, 8/2/27(4)	142	141
Intelsat Jackson Holdings S.A. Tranche B-5 8.625%, 1/2/24(10)	1	1
		142

Media / Telecom - Diversified Media—0.6%
Cinemark USA, Inc. (3 month LIBOR + 1.750%) 0.000%, 3/31/25(4)(9)	191	185
	Par Value	Value

Media / Telecom - Diversified Media—continued
McGraw-Hill Education, Inc. (3 month LIBOR + 4.750%) 5.250%, 7/28/28(4)	$ 243	$ 241
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 2.960%, 5/18/25(4)	283	275
		701

Media / Telecom - Telecommunications—0.4%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.459%, 3/15/27(4)	108	105
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(4)	125	123
Numericable U.S. LLC Tranche B-12 (3 month LIBOR + 3.688%) 3.927%, 1/31/26(4)	176	173
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 11/1/24(4)	119	114
		515

Metals / Minerals—0.2%
Covia Holdings LLC (3 month LIBOR + 4.000%) 0.000%, 7/31/26(4)(9)	185	183
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Retail—0.8%
CNT Holdings I Corp. First Lien (3 month LIBOR + 3.500%) 4.250%, 11/8/27(4)	$ 223	$ 222
Great Outdoors Group LLC Tranche B-2 (3 month LIBOR + 3.750%) 4.500%, 3/6/28(4)	282	280
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 5.000%, 4/15/28(4)	144	134
Petco Health & Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28(4)	199	197
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(4)	209	208
		1,041

Service—2.3%
AIT Worldwide Logistics, Inc. First Lien (3 month LIBOR + 4.750%) 5.500%, 4/6/28(4)	259	257
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.459%, 2/6/26(4)	453	448
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/23/27(4)	168	167
Garda World Security Corp. Tranche B-2 (1 month LIBOR + 4.250%) 4.430%, 10/30/26(4)	65	64
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26(4)	402	399
	Par Value	Value

Service—continued
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.250%) 3.750%, 6/30/28(4)	$ 170	$ 169
Tranche C (1 month LIBOR + 3.250%) 3.750%, 6/30/28(4)	32	32
Hoya Midco LLC 2022, First Lien (6 month Term SOFR + 3.250%) 3.750%, 2/3/29(4)	177	176
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(4)	317	315
PODS LLC (3 month LIBOR + 3.000%) 3.750%, 3/31/28(4)	224	220
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 3.959%, 9/3/26(4)	474	470
Sweetwater Borrower LLC (1 month LIBOR + 4.750%) 5.500%, 8/7/28(4)	191	189
		2,906

Transportation - Automotive—0.8%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 3.459%, 4/30/26(4)	169	167
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(4)	484	459
Mavis Tire Express Services Topco Corp. First Lien (3 month LIBOR + 4.000%) 4.750%, 5/4/28(4)	214	213
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Transportation - Automotive—continued
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/28/27(4)	$ 94	$ 94
		933

Transportation - Land Transportation—0.1%
LaserShip, Inc. First Lien (6 month LIBOR + 4.500%) 5.250%, 5/8/28(4)	95	95
Utility—0.7%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(4)	398	391
Generation Bridge II LLC
Tranche B (1 month LIBOR + 5.000%) 5.500%, 2/23/29(4)	99	99
Tranche C (1 month LIBOR + 5.000%) 5.500%, 2/23/29(4)	12	12
Lightstone HoldCo LLC
2018, Tranche B (3 month LIBOR + 3.750%) 4.750%, 1/30/24(4)	350	291
2018, Tranche C (3 month LIBOR + 3.750%) 4.750%, 1/30/24(4)	20	17
		810

Total Leveraged Loans (Identified Cost $23,801)		23,656

	Shares	Value
Preferred Stocks—2.5%
Financials—1.9%
Capital Farm Credit ACA Series 1 144A, 5.000%(3)	275(11)	$ 274
MetLife, Inc. Series D, 5.875%	313(11)	326
Truist Financial Corp. Series Q, 5.100%	465(11)	482
Zions Bancorp NA, 6.950%	47,150	1,253
		2,335

Industrials—0.6%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 3.533%(4)	788(11)	746
Total Preferred Stocks (Identified Cost $3,000)		3,081

Common Stocks—0.4%
Consumer Discretionary—0.1%
MYT Holding LLC Class B(6)(12)	29,850	62
NMG Parent LLC(12)	618	99
		161

Energy—0.3%
Frontera Energy Corp.(12)	7,526	77
QuarterNorth Energy Holding, Inc.(12)	2,100	249
		326

Total Common Stocks (Identified Cost $588)		487

See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Shares	Value

Exchange-Traded Fund—1.7%
iShares JP Morgan USD Emerging Markets Bond ETF(13)	21,827	$ 2,165
Total Exchange-Traded Fund (Identified Cost $2,493)		2,165

Total Long-Term Investments—139.0% (Identified Cost $180,259)		173,026

Short-Term Investment—2.0%
Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(13)	2,532,154	2,532
Total Short-Term Investment (Identified Cost $2,532)		2,532

TOTAL INVESTMENTS—141.0% (Identified Cost $182,791)		$175,558(14)
Other assets and liabilities, net—(41.0)%		(51,024)
NET ASSETS—100.0%		$124,534

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, these securities amounted to a value of $98,745 or 79.3% of net assets.
(4)	Variable rate security. Rate disclosed is as of February 28, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Amount is less than $500.
(8)	100% of the income received was in cash.
(9)	This loan will settle after February 28, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	Security in default, interest payments are being received during the bankruptcy proceedings.
(11)	Value shown as par value.
(12)	Non-income producing.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	All or a portion of securities is segregated as collateral for borrowings.
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
Country Weightings†
United States	58%
Mexico	7
Indonesia	3
Netherlands	2
Canada	2
Chile	2
Saudi Arabia	2
Other	24
Total	100%
† % of total investments as of February 28, 2022.
The following table summarizes the market value of the Fund’s investments as of February 28, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$14,273	$—	$14,273	$—
Corporate Bonds and Notes	84,416	—	84,414	2
Foreign Government Securities	27,697	—	27,697	—
Leveraged Loans	23,656	—	23,656	—
Mortgage-Backed Securities	11,293	—	11,293	—
Municipal Bonds	1,719	—	1,719	—
U.S. Government Securities	4,239	—	4,239	—
Equity Securities:
Preferred Stocks	3,081	1,253	1,828	—
Common Stocks	487	77	348	62
Exchange-Traded Fund	2,165	2,165	—	—
Money Market Mutual Fund	2,532	2,532	—	—
Total Investments	$175,558	$6,027	$169,467	$64
Security held by the Fund with an end of period value of $606 was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Securities held by the Fund with an end of period value of $62 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the total value of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and valuation inputs are not shown for the period ended February 28, 2022.
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022
Note 1. Significant Accounting Policies
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.